LONG – LIVED ASSETS (Details Narrative) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 57,448			$ 124,726
Amortization expense	$ 3,741	$ 194	$ 194	$ 9,831	$ 17,438
Amortized over an estimated useful life				15 years